Segment Information (Details) $ in Thousands		12 Months Ended
	Apr. 23, 2020 segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting Information, Profit (Loss) [Abstract]
Total revenue		$ 614,532	$ 323,410	$ 226,277
Total adjusted EBITDA		(391,919)	(98,640)	(58,850)
Depreciation and amortization		77,410	13,636	7,499
Interest expense (income), net		1,070	(1,348)	(666)
Income tax (benefit) provision		(622)	58	105
Stock-based compensation		325,038	17,613	7,210
Transaction-related costs		36,406	10,472	0
Litigation, settlement and related costs		6,839	3,695	3,222
Other non-recurring costs and special project costs		5,644	2,489	0
Other non-operating costs		566	(2,521)	0
Net loss attributable to common stockholders		(844,270)	(142,734)	(76,220)
B2C segments
Segment Reporting Information [Line Items]
Number of operating segments | segment	2
Segment Reporting Information, Profit (Loss) [Abstract]
Total revenue		538,903	323,410	226,277
Total adjusted EBITDA		(393,461)	(98,640)	(58,850)
B2B segments
Segment Reporting Information [Line Items]
Number of reportable segments | segment	2
Segment Reporting Information, Profit (Loss) [Abstract]
Total revenue		75,629	0	0
Total adjusted EBITDA		$ 1,542	$ 0	$ 0